Operating Segment Information and Concentrations of Risk - Summary of Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Net sales	$ 3,614.7	$ 2,908.7	$ 2,606.8
Total Identifiable Assets	4,243.2	4,089.0
Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	2,622.6	2,417.3
General Corporate
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,620.6	1,671.7
North America
Segment Reporting Information [Line Items]
Net sales	2,551.3	2,040.2	1,817.0
North America | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,442.7	1,279.4
Australia
Segment Reporting Information [Line Items]
Net sales	391.7	321.9	290.4
Australia | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	314.4	256.7
Germany
Segment Reporting Information [Line Items]
Net sales	165.0	143.0	135.7
Germany | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	503.7	527.6
New Zealand
Segment Reporting Information [Line Items]
Net sales	115.9	81.9	72.2
New Zealand | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	48.9	46.3
Other Countries
Segment Reporting Information [Line Items]
Net sales	390.8	321.7	$ 291.5
Other Countries | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	$ 312.9	$ 307.3